Subsequent Events (Narrative) (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended					1 Months Ended
	Nov. 20, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 14, 2014	Jan. 07, 2015	Oct. 07, 2014	Feb. 13, 2014	Jan. 07, 2014	Jan. 07, 2015	Oct. 07, 2014	Feb. 28, 2014	Dec. 17, 2014
Subsequent Event [Line Items]
Cash dividend per common share	$ 0.24
Dividends payable, date declared	Nov. 20, 2013
Dividends payable, date of record	Dec. 20, 2013
Payments of dividends		$ 23,783,000
Notes maturity date			Dec. 31, 2013
Unsecured Credit Facility [Member]
Subsequent Event [Line Items]
Maximum the credit facility may be increased up until		600,000,000		850,000,000
Credit facility maximum borrowing capacity		560,000,000	575,000,000	650,000,000
Richmond Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity		120,000,000
Term Loan [Member]
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity		150,000,000	225,000,000
Notes maturity date				Dec. 17, 2019
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity		410,000,000	350,000,000
Notes maturity date				Dec. 17, 2018
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend per common share					$ 0.29	$ 0.29	$ 0.29		$ 0.29	$ 0.29
Dividends payable, date of record					Dec. 19, 2014	Sep. 19, 2014	Mar. 20, 2014		Dec. 19, 2014	Sep. 19, 2014
Dividends payable, date paid					Jan. 07, 2015	Oct. 07, 2014	Apr. 08, 2014	Jan. 07, 2014	Jan. 07, 2015	Oct. 07, 2014
Payments of dividends								7,000,000
Subsequent Event [Member] | Unsecured Credit Facility [Member]
Subsequent Event [Line Items]
Unsecured revolving credit facility											50,000,000
Credit facility maximum borrowing capacity											400,000,000
Subsequent Event [Member] | Partners Capital [Member]
Subsequent Event [Line Items]
Payments of dividends								2,000,000
Subsequent Event [Member] | Unsecured Credit Facility [Member] | Richmond Credit Facility [Member]
Subsequent Event [Line Items]
Maximum the credit facility may be increased up until												850,000,000
Credit facility maximum borrowing capacity												$ 650,000,000